                                                     Direct Tel:  202.261.3312
                                                     Direct Fax:  202.261.3333
                                                     kathryn.mcelroy@dechert.com



        March 7, 2002

        VIA EDGAR

        Securities and Exchange Commission
        450 Fifth Street, N.W.
        Washington, D.C. 20549


        Re:

ING Advisory Funds, Inc.                                        ING Investment Funds, Inc.
(Formerly Pilgrim Advisory Funds, Inc.)                         (Formerly Pilgrim Investment Funds, Inc.)
(File Nos. 033-91706 and 811-09040)                             (File Nos. 002-34552 and 811-01939)

ING Equity Trust                                                ING Large Company Value Fund, Inc.
(Formerly Pilgrim Equity Trust)                                 (Formerly Pilgrim Growth and Income Fund, Inc.)
(File Nos. 033-56881 and 811-08817)                             (File Nos. 002-14767 and 811-00865)

ING Financial Services Fund, Inc.                               ING Mayflower Trust
(Formerly Pilgrim Bank and Thrift Fund, Inc.)                   (Formerly Pilgrim Mayflower Trust)
(File Nos. 333-33445 and 811-04504)                             (File Nos. 033-67852 and 811-07978)

ING Funds Trust                                                 ING Mutual Funds
(Formerly Pilgrim Funds Trust)                                  (Formerly Pilgrim Mutual Funds)
(File Nos. 333-59745 and 811-08895)                             (File Nos. 033-56094 and 811-07428)

ING GNMA Income Fund, Inc.                                      ING Precious Metals Fund, Inc.
(Formerly Pilgrim GNMA Income Fund, Inc.)                       (Formerly Pilgrim Precious Metals Fund, Inc.)
(File Nos. 002-48906 and 811-02401)                             (File Nos. 002-72428 and 811-02881)

ING Growth Opportunities Fund                                   ING Russia Fund, Inc.
(Formerly Pilgrim Growth Opportunities Fund)                    (Formerly Pilgrim Russia Fund, Inc.)
(File Nos. 033-00849 and 811-04431)                             (File Nos. 333-02265 and 811-07587)

ING International Fund, Inc.                                    ING SmallCap Opportunities Fund
(Formerly Pilgrim International Fund, Inc.)                     (Formerly Pilgrim SmallCap Opportunities Fund)
(File Nos. 033-72226 and 811-08172)                             (File Nos. 033-00847 and 811-04434)


        Dear Ladies and Gentlemen:

        On behalf of each of the above-captioned registrants (each a "Registrant" and collectively, the "Registrants"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of each Prospectus that the Registrants would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed on February 27, 2002, and (ii) the text of the Registrants' registration statements was filed on February 27, 2002. The definitive forms of the Registrants' Statements of Additional Information are being filed separately pursuant to Rule 497(c) under the 1933 Act.
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        U.S. Securities and Exchange Commission
        March 7, 2002
        Page 2



        Please contact the undersigned at (202) 261-3312 or Karen L. Anderberg at (202) 261-3384 if you have any questions concerning the attached filing.

        Sincerely,



        /s/ Kathryn A. McElroy



        Kathryn A. McElroy

        cc:    Vincent DiStefano
               Division of Investment Management

               Kimberly A. Anderson
              ING Investments, LLC